UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06087

Salomon Brothers Series Funds Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 725-6666

Date of fiscal year end: December 31

Date of reporting period: June 30, 2006

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL

REPORT

JUNE 30, 2006

Salomon Brothers

Investment Series

Salomon Brothers Cash Management Fund

Salomon Brothers New York Municipal

Money Market Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED  •  NO BANK GUARANTEE  •  MAY LOSE VALUE

Salomon Brothers Investment Series

Salomon Brothers Cash Management Fund

Salomon Brothers New York Municipal Money Market Fund

Semi-Annual Report  •  June 30, 2006

What’s

Inside

“Smith Barney”, “Salomon Brothers” and “Citi” are service marks of Citigroup, licensed for use by Legg Mason as the names of funds and investment managers. Legg Mason and its affiliates, as well as the Funds’ investment manager, are not affiliated with Citigroup.

Letter from the Chairman

R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy appeared to be on solid footing during the six-month reporting period. After gross domestic product (“GDP”)i rose 1.7% in the fourth quarter of 2005—the first quarter in which GDP growth did not surpass 3.0% in nearly three years—the economy rebounded sharply in the first quarter of 2006. During this time, GDP rose 5.6%, its best showing since the third quarter of 2003. Both strong consumer and business spending prompted the economic turnaround. In the second quarter of 2006, GDP growth was a more modest 2.5%, according to the Commerce Department’s initial reading for the period. The decline was largely attributed to lower consumer spending, triggered by higher interest rates and oil prices, as well as a cooling housing market. In addition, business spending fell during the quarter.

The Federal Reserve Board (“Fed”)ii continued to raise interest rates during the reporting period. Despite the “changing of the guard” from Fed Chairman Alan Greenspan to Ben Bernanke in early 2006, it was “business as usual” for the Fed, as it raised short-term interest rates four times during the period. Since it began its tightening campaign in June 2004, the Fed has increased rates 17 consecutive times, bringing the federal funds rateiii from 1.00% to 5.25%. Coinciding with its latest rate hike in June 2006, the Fed said: “The extent and timing of any additional firming… will depend on the evolution of the outlook for both inflation and economic growth, as implied by incoming information.”

Both short- and long-term yields rose over the reporting period. During the six months ended June 30, 2006, two-year Treasury yields increased from 4.41% to 5.16%. Over the same period, 10-year Treasury yields moved from 4.39% to 5.15%. Short-term rates rose in concert with the Fed’s repeated rate hikes, while long-term rates rose on fears of mounting inflationary pressures. Given the increase in short-term rates, the yields available from money market instruments rose over the six-month reporting period.

Salomon Brothers Investment Series          I

Performance Review

Cash Management Fund

As of June 30, 2006, the seven-day current yield for Class A shares of the Salomon Brothers Cash Management Fund (“Cash Management Fund”) was 4.64% and its seven-day effective yield, which reflects compounding, was 4.74%.1

New York Municipals Money Market Fund

As of June 30, 2006, the seven-day current yield for Class A shares of the Salomon Brothers New York Municipal Money Market Fund (“New York Muni Money Market Fund”) was 3.44% and its seven-day effective yield, which reflects compounding, was 3.50%.1

Yields as of June 30, 2006 (unaudited)

	Cash Management Fund[1]	New York Municipal Money Market Fund[1]
Class A Shares
Seven-Day Current Yield	4.64%	3.44%
Seven-Day Effective Yield	4.74%	3.50%

Class B Shares
Seven-Day Current Yield	4.64%	—
Seven-Day Effective Yield	4.74%	—

Class C Shares
Seven-Day Current Yield	4.64%	—
Seven-Day Effective Yield	4.74%	—

Class O Shares
Seven-Day Current Yield	4.64%	3.49%
Seven-Day Effective Yield	4.74%	3.55%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above.
For Cash Management Fund, the current reimbursements and/or fee waivers may be reduced or terminated at any time. For Class A, Class B, Class C and Class O shares, absent these reimbursements or waivers, the seven-day current yields would have been 3.93%, 4.14%, 4.25% and 4.09% and the seven-day effective yields would have been 4.03%, 4.24%, 4.35% and 4.19%.

[1]	The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

II         Salomon Brothers Investment Series

An investment in the Funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

Special Shareholder Notices

As part of the continuing effort to integrate investment products managed by the advisers acquired with Citigroup’s asset management business, Legg Mason, Inc. (“Legg Mason”) has recommended various Fund actions in order to streamline product offerings, eliminate redundancies and improve efficiencies within the organization. At Board meetings held during June and July 2006, the Funds’ Board reviewed and approved these recommendations, and provided authorization to move ahead with proxy solicitations for those matters needing shareholder approval.

The Board has determined that the termination of the Cash Management Fund is in the best interest of the Fund is shareholders and has authorized liquidation of the Fund’s assets in anticipation of an August 18, 2006 termination date.

The Board has also approved a reorganization pursuant to which the New York Muni Money Market Fund’s assets would be acquired, and its liabilities assumed by the New York Money Market Portfolio (the “Acquiring Fund”), in exchange for shares of the Acquiring Fund. The New York Muni Money Market Fund would then be liquidated, and shares of the Acquiring Fund would be distributed to New York Muni Money Market Fund shareholders.

The Funds’ Board has approved the appointment of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) as the Funds’ investment manager effective August 1, 2006. The Funds’ Board has also approved the appointment of Western Asset Management Company (“Western Asset”) as the Funds’ subadviser effective August 1, 2006. The portfolio managers who are responsible for the day-to-day management of the Funds remain the same immediately prior to and immediately after the date of these changes. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason.

Proxy materials describing the reorganization, and other initiatives requiring shareholder approval, are expected to be

Salomon Brothers Investment Series         III

sent to New York Muni Money Market Fund shareholders later in 2006. If shareholder approval is obtained, Fund actions are generally expected to be implemented during the first quarter of 2007.

Information About Your Funds

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Funds’ Manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Funds’ response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Funds are not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Funds is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

July 28, 2006

IV         Salomon Brothers
Investment Series

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at one dollar per share, it is possible to lose money by investing in the Funds.

[i]

Gross domestic product is a market value of goods and services produced by labor and property in a given country.

ii

The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

Salomon Brothers Investment Series         V

Fund at a Glance (unaudited)

Salomon Brothers Cash Management Fund

Salomon Brothers Investment Series 2006 Semi-Annual Report         1

Fund at a Glance (unaudited) (continued)

Salomon Brothers New York Municipal Money Market Fund

2         Salomon Brothers
Investment Series 2006 Semi-Annual Report

Fund Expenses (unaudited)

Example

As
a shareholder of the Fund, you may incur two types of costs (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of
$1,000 invested on January 1, 2006 and held for the six months ended June 30, 2006.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

Salomon Brothers Cash Management Fund

Actual Total Return(2)

Beginning Account Value

Ending Account Value

Annualized Expense Ratios

Expenses Paid During the Period(3)

Class A

2.09
%

$
1,000.00

$
1,020.90

0.55
%

$
2.76

Class B

2.09

1,000.00

1,020.90

0.55

2.76

Class C

2.09

1,000.00

1,020.90

0.55

2.76

Class O

2.09

1,000.00

1,020.90

0.55

2.76

(1)

For the six months ended June 30, 2006.

(2)

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(3)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Salomon Brothers Investment Series 2006 Semi-Annual Report         3

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

Salomon Brothers Cash Management Fund

Hypothetical Annualized Total Return

Beginning Account Value

Ending Account Value

Annualized Expense Ratios

Expenses Paid During the Period(2)

Class A

5.00
%

$
1,000.00

$
1,022.07

0.55
%

$
2.76

Class B

5.00

1,000.00

1,022.07

0.55

2.76

Class C

5.00

1,000.00

1,022.07

0.55

2.76

Class O

5.00

1,000.00

1,022.07

0.55

2.76

(1)

For the six months ended June 30, 2006.

(2)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

4         Salomon Brothers
Investment Series 2006 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Example

As
a shareholder of the Fund, you may incur two types of costs (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of
$1,000 invested on January 1, 2006 and held for the six months ended June 30, 2006.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

Salomon Brothers New York Municipal Money Market Fund

Actual Total Return(2)

Beginning Account Value

Ending Account Value

Annualized Expense Ratios

Expenses Paid During the Period(3)

Class A

1.39
%

$
1,000.00

$
1,013.90

0.48
%

$
2.40

Class O

1.40

1,000.00

1,014.00

0.46

2.30

(1)

For the six months ended June 30, 2006.

(2)

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(3)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Salomon Brothers Investment Series 2006 Semi-Annual Report         5

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

Salomon Brothers New York Municipal Money Market Fund

Hypothetical Annualized Total Return

Beginning Account Value

Ending Account Value

Annualized Expense Ratios

Expenses Paid During the Period(2)

Class A

5.00
%

$
1,000.00

$
1,022.41

0.48
%

$
2.41

Class O

5.00

1,000.00

1,022.51

0.46

2.31

(1)

For the six months ended June 30, 2006.

(2)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

6         Salomon Brothers
Investment Series 2006 Semi-Annual Report

Schedules of Investments (June 30, 2006) (unaudited)

SALOMON BROTHERS CASH MANAGEMENT FUND

Face Amount

Security

Value

SHORT-TERM INVESTMENTS — 99.8%

Certificate of Deposit — 1.5%

$
500,000

Wells Fargo Bank NA, 4.865% due 1/31/07

$
499,986

Certificates of Deposit (Yankee) — 21.5%

500,000

Barclays Bank PLC NY, 5.100% due 7/18/06

500,000

500,000

Calyon NY, 4.845% due 8/9/06

500,000

800,000

Credit Suisse First Boston NY, 4.355% due 9/28/06

800,000

Depfa Bank PLC:

500,000

4.160% due 8/4/06

500,000

550,000

4.220% due 8/11/06

550,000

500,000

Deutsche Bank NY, 4.155% due 8/2/06

500,002

650,000

Dexia Credit Local NY, 5.210% due 10/5/06

650,000

650,000

Dresdner Bank NY, 5.280% due 7/24/06

650,000

650,000

Fortis Bank NY, 5.080% due 7/5/06

650,000

450,000

HBOS Treasury Services NY, 4.815% due 12/27/06

450,026

650,000

Svenska Handelsbanken NY, 5.260% due 7/24/06

650,000

500,000

Toronto Dominion Bank NY, 5.110% due 10/11/06

499,753

Total Certificates of Deposit (Yankee)

6,899,781

Commercial Paper — 54.0%

500,000

Amstel Funding Corp., 4.901% due 8/18/06 (a)(b)

496,810

250,000

Anheuser Busch Inc., 5.252% due 7/3/06 (a)

249,927

650,000

Aquinas Funding LLC, 5.403% due 12/11/06 (a)(b)

634,519

650,000

Bavaria TRR Corp., 5.212% due 7/12/06 (a)(b)

648,969

500,000

Bear Stearns Co., 5.050% due 3/1/07(c)

500,000

1,425,000

Berkeley Square Finance LLC, 5.454% due 7/5/06 (a)(b)

1,424,137

650,000

Brahms Funding Corp., 5.271% due 7/12/06 (a)(b)

648,957

425,000

Chesham Finance LLC, 5.118% due 10/2/06 (a)(b)

419,521

650,000

Cobbler Funding Ltd., 5.330% due 9/11/06 (a)(b)

643,162

675,000

Concord Minuteman Capital Co., 5.181% due 7/14/06 (a)(b)

673,743

Ebury Finance LLC:

1,025,000

5.354% due 7/5/06 (a)(b)

1,024,391

400,000

5.236% due 11/16/06 (a)(b)

392,180

1,425,000

Georgetown Funding Co. LLC, 5.354% due 7/5/06 (a)(b)

1,424,153

1,271,000

Giro Balanced Funding Corp., 5.356% due 7/7/06 (a)(b)

1,269,867

500,000

Ivory Funding Corp., 4.881% due 8/7/06 (a)(b)

497,549

1,425,000

Mica Funding LLC, 5.454% due 7/5/06 (a)(b)

1,424,137

650,000

Morrigan Funding LLC, 5.326% due 7/24/06 (a)(b)

647,799

450,000

Nieuw Amsterdam Receivables, 4.866% due 7/31/06 (a)(b)

448,215

650,000

Nyala Funding LLC, 5.244% due 7/17/06 (a)(b)

648,492

400,000

Perry Global Funding Ltd., 5.230% due 11/7/06 (a)(b)

392,690

500,000

Picaros Funding LLC, 4.832% due 8/3/06 (a)(b)

497,837

650,000

Tasman Funding Inc., 5.192% due 7/12/06 (a)(b)

648,973

1,000,000

Ticonderoga Funding LLC, 5.355% due 7/6/06 (a)(b)

999,257

650,000

Victory Receivable Corp., 5.233% due 7/14/06 (a)(b)

648,777

Total Commercial Paper

17,304,062

See Notes to
Financial Statements.

Salomon Brothers Investment Series 2006 Semi-Annual Report         7

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Face Amount

Security

Value

Corporate Notes — 2.9%

$
425,000

Cullinan Finance Corp., MTN, 5.169% due 8/15/06 (b)(c)

$
424,989

500,000

Premier Asset Collateralized Entity LLC, Series MTN, 5.303% due 1/25/07 (b)(c)

499,941

Total Corporate Notes

924,930

Liquidity Notes — 14.3%

1,425,000

Fenway Funding LLC, 5.404% due 7/5/06 (a)(b)

1,424,145

1,425,000

Harwood Street Funding, 5.404% due 7/5/06 (a)(b)

1,424,145

675,000

Park Sienna LLC, 5.242% due 7/28/06 (a)

672,365

425,000

Strand Capital LLC, 5.121% due 9/22/06 (a)(b)

420,101

650,000

Thornburg Mortgage Capital Resource, 5.217% due 7/7/06 (a)(b)

649,437

Total Liquidity Notes

4,590,193

Municipal Bond — 1.0%

330,000

District of Columbia University Revenue, 5.350%, 7/6/06 (d)

330,000

Repurchase Agreement — 4.6%

1,463,000

  Interest in $331,346,000 joint tri-party repurchase agreement dated 6/30/06 with Greenwich Capital Markets Inc., 5.200% due 7/3/06; Proceeds at
maturity — $1,463,634; (Fully collateralized by various U.S. government agency obligations, 0.000% to 6.331% due 9/1/24 to 5/1/38; Market value — $1,492,264)

1,463,000

TOTAL INVESTMENTS — 99.8% (Cost — $32,011,952#)

32,011,952

Other Assets in Excess of Liabilities — 0.2%

72,451

TOTAL NET ASSETS — 100.0%

$
32,084,403

(a)

Rate shown represents yield to maturity.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2006.

(d)

Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

#

Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this report:

MTN

— Medium-Term Note

See Notes to
Financial Statements.

8         Salomon Brothers
Investment Series 2006 Semi-Annual Report

Schedules of Investments (June 30, 2006) (unaudited) (continued)

SALOMON BROTHERS NEW YORK MUNICIPAL MONEY MARKET FUND

Face Amount

Rating‡

Security

Value

SHORT-TERM INVESTMENTS(a) — 99.5%

Education — 4.5%

New York State Dormitory Authority Revenue, Cornell University:

$
1,755,000

A-1+

Series A, SPA-JPMorgan Chase, 3.900%, 7/6/06

$
1,755,000

1,115,000

A-1+

Series B, SPA-JPMorgan Chase, 3.900%, 7/6/06

1,115,000

Total Education

2,870,000

Finance — 12.7%

580,000

A-1+

Nassau County, NY, Interim Finance Authority, Sales Tax Revenue, FSA-Insured, Series A, SPA-Dexia Credit Local, 3.950%, 7/5/06

580,000

New York City, NY, TFA:

900,000

A-1+

Future Tax Secured, Revenue, Series C, LIQ-Landesbank Baden-Wurttemberg, 3.900%, 7/5/06

900,000

750,000

A-1+

New York City Recovery Project, Revenue, Series 3, Subordinated Series 3-H, SPA-Royal Bank of Canada, 3.950%, 7/3/06

750,000

NYC Recovery:

1,000,000

A-1+

Series 1, Subordinated Series 1E, Credit Enhanced by Bayerische Landesbanken, 3.930%, 7/5/06

1,000,000

500,000

A-1+

Series 3, Subordinated Series 3-G, SPA-Bank of New York, 3.900%, 7/5/06

500,000

2,335,000

A-1+

Subordinated Series 2-D, LIQ-Lloyds TSB Bank, 3.900%, 7/5/06

2,335,000

2,000,000

A-1+

New York State LGAC, Series B, LOC-Westdeutsche Landesbank & Bayerische Landesbank, 3.920%, 7/5/06

2,000,000

Total Finance

8,065,000

General Obligation — 8.5%

New York City, NY, GO:

2,400,000

A-1+

Series F-6, LOC-Morgan Guaranty Trust, 3.950%, 7/5/06

2,400,000

500,000

A-1+

Subordinated Series F-4, LOC-Royal Bank of Scotland, 3.880%, 7/6/06

500,000

2,500,000

A-1+

Puerto Rico Commonwealth, Refunding, Government Development Bank, GO, MBIA-Insured, SPA-Credit Suisse, 3.870%, 7/5/06

2,500,000

Total General Obligation

5,400,000

Government Facilities — 4.4%

Jay Street Development Corp., NY, Courts Facility Lease Revenue, New York City, Jay Street Project, Series A-2, LOC-Depfa Bank PLC:

2,300,000

A-1+

3.970%, 7/3/06

2,300,000

500,000

A-1+

3.930%, 7/5/06

500,000

Total Government Facilities

2,800,000

Hospitals — 9.2%

2,530,000

A-1+

Nassau Health Care Corp., New York Revenue, Subordinated Series 2004-C2, FSA-Insured, SPA-Dexia Credit Local, 3.840%, 7/6/06

2,530,000

1,000,000

A-1+

  New York State Dormitory Authority Revenue, Mental Health Services, Subordinated Series D-2C, MBIA-Insured, SPA-Landesbank Baden-Wuerttemberg,
3.950%, 7/6/06

1,000,000

See Notes to
Financial Statements.

Salomon Brothers Investment Series 2006 Semi-Annual Report         9

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Face Amount

Rating‡

Security

Value

Hospitals — 9.2% (continued)

Orange County, NY, IDA:

$
800,000

A-1

  Civic Facility Revenue, Horton Medical Center, West Hudson Facility Project, Series A, FSA-Insured, SPA-Bank of America,
3.900%, 7/6/06

$
800,000

1,500,000

A-1

Revenue, Horton Medical Center Project, FSA-Insured, SPA-Morgan Stanley Bank, 3.900%, 7/6/06

1,500,000

Total Hospitals

5,830,000

Housing: Multi-Family — 15.5%

New York City, NY, HDC:

MFH Rent Revenue:

2,550,000

A-1+

First Avenue Development, Series A, FNMA-Collateralized, 4.000%, 7/5/06 (b)

2,550,000

1,300,000

A-1+

One Columbus Place Development, Series A, FNMA-Collateralized, 4.000%, 7/5/06 (b)

1,300,000

MFH Revenue:

1,700,000

A-1+

Morris Avenue Apartments, Series A, HSBC Bank USA, 4.020%, 7/5/06 (b)

1,700,000

300,000

A-1

Peter Cintron Apartments, Series C, LOC-KeyBank N.A., 4.020%, 7/5/06 (b)

300,000

1,000,000

A-1+

Related Monterey, Series A, LIQ-FNMA, 3.960%, 7/5/06

1,000,000

800,000

A-1+

Revenue, Parkgate Development Project, Series A, FNMA-Collateralized, 3.930%, 7/5/06

800,000

1,130,000

A-1+

New York State HFA, Revenue, Normandie Court I Project, LOC-Landesbank Hessen-Thuringen Girozentrale, 3.950%, 7/5/06

1,130,000

1,000,000

VMIG1(c)

  New York State Housing Finance Agency Revenue, North End Avenue Housing, Series A, LOC-Landesbank Hessen-Thuringen Grozentrele,
3.950%, 7/5/06

1,000,000

Total Housing: Multi-Family

9,780,000

Housing: Single Family — 8.1%

New York State Housing Finance Agency:

Revenue:

1,000,000

VMIG1(c)

10 Barclay Street, Series A, LIQ-Fannie Mae, 3.950%, 7/5/06

1,000,000

1,700,000

VMIG1(c)

188 Ludlow Street Housing, Series A, LOC-Landesbank Hessen-Thuringen, 4.020%, 7/5/06

1,700,000

Service Contract Revenue:

1,450,000

A-1+

Refunding, Series G, LOC-Westdeutsche Landesbank, 3.950%, 7/5/06

1,450,000

1,000,000

A-1+

Series E, LOC-BNP Paribas, 3.950%, 7/5/06

1,000,000

Total Housing: Single Family

5,150,000

Industrial Development — 11.4%

125,000

P-1(c)

Dutchess County, NY, IDA, IDR, Adams Fairacre Farms, Inc., LOC-HSBC Bank USA, 4.450%, 7/6/06 (b)

125,000

2,870,000

VMIG1(c)

Liberty, NY, Development Corp. Revenue, 377 Greenwich LLC, LOC-Wells Fargo Bank NA, 3.880%, 7/6/06

2,870,000

See Notes to
Financial Statements.

10         Salomon Brothers
Investment Series 2006 Semi-Annual Report

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Face Amount

Rating‡

Security

Value

Industrial Development — 11.4% (continued)

$
1,100,000

A-1+

New York City, NY, IDA Revenue, Children’s Oncology Society, LOC-Bank of New York, 3.950%, 7/5/06

$
1,100,000

2,830,000

A-1

Suffolk County IDA, IDR, Third Project Wolf Family, Series A, LOC-HSBC Bank USA, 4.150%, 7/6/06 (b)

2,830,000

255,000

A-1+

Wyoming County IDA, IDR, American Precision Industries, Inc., LOC-HSBC Bank USA, 4.150%, 7/6/06 (b)

255,000

Total Industrial Development

7,180,000

Public Facilities — 4.8%

New York City, NY, Trust for Cultural Resources:

2,000,000

A-1

Museum of Broadcasting, LOC-KBC Bank NV, 3.930%, 7/5/06

2,000,000

290,000

VMIG1(c)

Revenue, Asia Society, LOC-JPMorgan Chase, 3.940%, 7/6/06

290,000

New York State Dormitory Authority Revenue, Metropolitan Museum of Art:

470,000

A-1+

Series A, 3.900%, 7/5/06

470,000

250,000

A-1+

Series B, 3.900%, 7/5/06

250,000

Total Public Facilities

3,010,000

Transportation — 8.7%

Metropolitan Transportation Authority NY Revenue:

100,000

A-1+

Refunding, Series G-2, AMBAC-Insured, SPA-Landesbank Hessen-Thuringen Grozentrele, 3.900%, 7/6/06

100,000

1,300,000

A-1+

Transportation, Subordinated Series G-2, LOC-BNP Paribas, 3.920%, 7/3/06

1,300,000

4,100,000

A-1+

Triborough Bridge & Tunnel Authority, NY, Revenue, Refunding, Series F, SPA-ABN AMRO Bank N.V., 3.930%, 7/6/06

4,100,000

Total Transportation

5,500,000

Water and Sewer — 4.0%

New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:

400,000

A-1+

Series C, SPA-Dexia Credit Local, 4.010%, 7/3/06

400,000

2,100,000

A-1+

Series F, Subordinated Series F-2, SPA-Bayerische Landesbank, 4.010%, 7/3/06

2,100,000

Total Water and Sewer

2,500,000

Utilities — 7.7%

2,000,000

A-1

  Long Island Power Authority, NY, Electric System Revenue, Series 7, Subordinated Series 7-A, MBIA-Insured, SPA-Fortis Bank SA/NV, 3.890%,
7/5/06

2,000,000

200,000

A-1+

  Long Island, NY, Power Authority, Electric System Revenue, Subordinated Series 2, Subordinated Series 2B, LOC-Bayerische Landesbank, 3.940%,
7/3/06

200,000

2,675,000

A-1+

  New York State Energy Research & Development Authority Revenue, Consolidated Edison Co., Subordinated Series A-2, LOC-Wachovia Bank, 3.950%,
7/5/06

2,675,000

Total Utilities

4,875,000

TOTAL INVESTMENTS — 99.5% (Cost — $62,960,000#)

62,960,000

Other Assets in Excess of Liabilities — 0.5%

323,118

TOTAL NET ASSETS — 100.0%

$
63,283,118

See Notes to
Financial Statements.

Salomon Brothers Investment Series 2006 Semi-Annual Report         11

Schedules of Investments (June 30, 2006) (unaudited) (continued)

‡

All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)

Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

(b)

Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(c)

Rating by Moody’s Investors Service.

#

Aggregate cost for federal income tax purposes is substantially the same.

See page 13 for definitions of ratings.

Abbreviations used in this schedule:

AMBAC

— Ambac Assurance Corporation

FNMA

— Federal National Mortgage Association

FSA

— Financial Security Assurance

GO

— General Obligation

HDC

— Housing Development Corporation

HFA

— Housing Finance Authority

IDA

— Industrial Development Authority

IDR

— Industrial Development Revenue

LGAC

— Local Government Assistance Corporation

LIQ

— Liquidity Facility

LOC

— Letter of Credit

MBIA

— Municipal Bond Investors Assurance Corporation

MFH

— Multi-Family Housing

SPA

— Standby Bond Purchase Agreement

TFA

— Transitional Finance Authority

See Notes to
Financial Statements.

12         Salomon Brothers
Investment Series 2006 Semi-Annual Report

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard &
Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA
  — Bondsrated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA
  — Bondsrated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.

A

— Bondsrated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB

— Bondsrated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

BB, B, CCC and CC

— Bondsrated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, they are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody’s Investors Service (“Moody’s”) — Numerical
modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Ba”, where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa

— Bondsrated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge”. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

— Bondsrated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A

— Bondsrated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa

— Bondsrated “Baa” are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba

— Bondsrated “Ba” are judged to have speculative elements; their future cannot be considered as well assured.
Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

NR
  — Indicatesthat the bond is not rated by Standard & Poor’s, Moody’s, or Fitch Ratings.

Short-Term Security Ratings (unaudited)

SP-1

— Standard& Poor’s highest rating indicating very strong or strong capacity to pay principal and interest;
those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1

— Standard& Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1
— Moody’shighest rating for issues having a demand feature — VRDO.

P-1
  — Moody’shighest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

Salomon Brothers Investment Series 2006 Semi-Annual Report         13

Statements of Assets and Liabilities June 30, 2006 (unaudited)

Salomon Brothers Cash Management Fund

Salomon Brothers New York Municipal Money Market Fund

ASSETS:

Investments, at amortized cost

$
32,011,952

$
62,960,000

Cash

885

162,765

Interest receivable

138,067

194,053

Receivable for Fund shares sold

4,080

9,802

Receivable from investment manager

991

—

Prepaid expenses

22,352

23,469

Total Assets

32,178,327

63,350,089

LIABILITIES:

Payable for Fund shares repurchased

25,350

2,000

Dividends payable

6,641

11,826

Directors’ fees payable

489

412

Investment management fee payable

—

12,946

Accrued expenses

61,444

39,787

Total Liabilities

93,924

66,971

Total Net Assets

$
32,084,403

$
63,283,118

NET ASSETS:

Par value (Note 5)

$
32,085

$
63,283

Paid-in capital in excess of par value

32,052,318

63,219,835

Undistributed net investment income

622

—

Accumulated net realized loss on investments

(622
)

—

Total Net Assets

$
32,084,403

$
63,283,118

Shares Outstanding:

Class A

13,521,627

3,494,226

Class B

6,640,153

—

Class C

9,789,075

—

Class O

2,134,621

59,788,881

Net Asset Value:

Class A

$1.00

$1.00

Class B

$1.00

—

Class C

$1.00

—

Class O

$1.00

$1.00

See Notes to
Financial Statements.

14         Salomon Brothers
Investment Series 2006 Semi-Annual Report

Statements of Operations (For the six months ended June 30, 2006) (unaudited)

Salomon Brothers Cash Management Fund

Salomon Brothers New York Municipal Money Market Fund

INVESTMENT INCOME:

Interest

$
492,247

$
1,021,572

EXPENSES:

Investment management fee (Note 2)

25,923

78,059

Transfer agent fees (Note 3)

24,738

6,924

Registration fees

22,178

17,124

Shareholder reports (Note 3)

16,545

9,832

Audit and tax

13,005

12,836

Legal fees

6,548

13,851

Directors’ fees

2,356

2,989

Custody fees

1,430

786

Insurance

229

649

Miscellaneous expenses

4,488

3,575

Total Expenses

117,440

146,625

Less: Fee waivers and/or expense reimbursements (Note 2)

(60,825
)

(1,318
)

Net Expenses

56,615

145,307

Net Investment Income

435,632

876,265

Increase in Net Assets From Operations

$
435,632

$
876,265

See Notes to
Financial Statements.

Salomon Brothers Investment Series 2006 Semi-Annual Report         15

Statements of Changes in Net Assets

For the six months ended June 30, 2006 (unaudited) and the year ended December 31, 2005

Salomon Brothers Cash Management Fund

2006

2005

OPERATIONS:

Net investment income

$
435,632

$
737,979

Net realized loss

—

(109
)

Increase in Net Assets From Operations

435,632

737,870

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 4):

Net investment income

(435,632
)

(737,870
)

Decrease in Net Assets From Distributions to Shareholders

(435,632
)

(737,870
)

FUND SHARE TRANSACTIONS (NOTE 5):

Net proceeds from sale of shares

24,667,126

76,029,112

Reinvestment of distributions

388,095

610,405

Cost of shares repurchased

(11,819,915
)

(77,343,007
)

Increase (Decrease) in Net Assets From Fund Share Transactions

13,235,306

(703,490
)

Increase (Decrease) in Net Assets

13,235,306

(703,490
)

NET ASSETS:

Beginning of period

18,849,097

19,552,587

End of period*

$
32,084,403

$
18,849,097

* Includes undistributed net investment income of:

$622

$622

See Notes to
Financial Statements.

16         Salomon Brothers
Investment Series 2006 Semi-Annual Report

Statements of Changes in Net Assets (continued)

For the six months ended June 30, 2006 (unaudited) and the year ended December 31, 2005

Salomon Brothers New York Municipal Money Market Fund

2006

2005

OPERATIONS:

Net investment income

$
876,265

$
1,225,235

Increase in Net Assets From Operations

876,265

1,225,235

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 4):

Net investment income

(876,265
)

(1,225,235
)

Decrease in Net Assets From Distributions to Shareholders

(876,265
)

(1,225,235
)

FUND SHARE TRANSACTIONS (NOTE 5):

Net proceeds from sale of shares

31,276,368

49,417,657

Reinvestment of distributions

826,215

1,167,201

Cost of shares repurchased

(28,726,540
)

(66,772,816
)

Increase (Decrease) in Net Assets From Fund Share Transactions

3,376,043

(16,187,958
)

Increase (Decrease) in Net Assets

3,376,043

(16,187,958
)

NET ASSETS:

Beginning of period

59,907,075

76,095,033

End of period

$
63,283,118

$
59,907,075

See Notes to
Financial Statements.

Salomon Brothers Investment Series 2006 Semi-Annual Report         17

Salomon Brothers Cash Management Fund

Financial Highlights

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Class A Shares

2006(1)

2005

2004

2003

2002

2001

Net Asset Value, Beginning of Period

$
1.000

$
1.000

$
1.000

$
1.000

$
1.000

$
1.000

Net investment income

0.021

0.028

0.009

0.007

0.013

0.035

Distributions from net investment income and net realized gains

(0.021
)

(0.028
)

(0.009
)

(0.007
)

(0.013
)

(0.035
)

Net Asset Value, End of Period

$
1.000

$
1.000

$
1.000

$
1.000

$
1.000

$
1.000

Total Return(2)

2.09
%

2.81
%

0.88
%

0.68
%

1.30
%

3.59
%

Net Assets, End of Period (000s)

$13,520

$8,140

$6,774

$22,242

$12,690

$18,083

Ratios to Average Net Assets:

Gross expenses

1.26
%(3)

1.07
%

1.06
%

0.72
%

0.79
%

0.82
%

Net expenses(4)(5)

0.55
(3)

0.55

0.55

0.55

0.55

0.55

Net investment income

4.20
(3)

2.76

0.77

0.66

1.30

3.22

(1)

For the six months ended June 30, 2006 (unaudited).

(2)

Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(3)

Annualized.

(4)

As a result of an expense limitation, the ratio of expenses to average net assets will not exceed 0.55%.

(5)

Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

18         Salomon Brothers
Investment Series 2006 Semi-Annual Report

Financial Highlights (continued)

Salomon Brothers Cash Management Fund

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Class B Shares

2006(1)

2005

2004

2003

2002

2001

Net Asset Value, Beginning of Period

$
1.000

$
1.000

$
1.000

$
1.000

$
1.000

$
1.000

Net investment income

0.021

0.028

0.009

0.007

0.013

0.035

Distributions from net investment income and net realized gains

(0.021
)

(0.028
)

(0.009
)

(0.007
)

(0.013
)

(0.035
)

Net Asset Value, End of Period

$
1.000

$
1.000

$
1.000

$
1.000

$
1.000

$
1.000

Total Return(2)

2.09
%

2.81
%

0.88
%

0.68
%

1.30
%

3.59
%

Net Assets, End of Period (000s)

$6,640

$6,072

$6,758

$8,325

$12,927

$7,459

Ratios to Average Net Assets:

Gross expenses

1.05
%(3)

0.88
%

1.06
%

0.81
%

0.80
%

0.83
%

Net expenses(4)(5)

0.55
(3)

0.55

0.55

0.55

0.55

0.55

Net investment income

4.17
(3)

2.74

0.86

0.69

1.25

3.57

(1)

For the six months ended June 30, 2006 (unaudited).

(2)

Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(3)

Annualized.

(4)

As a result of an expense limitation, the ratio of expenses to average net assets will not exceed 0.55%.

(5)

Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Salomon Brothers Investment Series 2006 Semi-Annual Report         19

Salomon Brothers Cash Management Fund

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Class C Shares

2006(1)

2005

2004

2003

2002

2001

Net Asset Value, Beginning of Period

$
1.000

$
1.000

$
1.000

$
1.000

$
1.000

$
1.000

Net investment income

0.021

0.028

0.009

0.007

0.013

0.035

Distributions from net investment income and net realized gains

(0.021
)

(0.028
)

(0.009
)

(0.007
)

(0.013
)

(0.035
)

Net Asset Value, End of Period

$
1.000

$
1.000

$
1.000

$
1.000

$
1.000

$
1.000

Total Return(2)

2.09
%

2.81
%

0.88
%

0.68
%

1.30
%

3.59
%

Net Assets, End of Period (000s)

$9,789

$2,516

$2,997

$2,760

$9,109

$4,061

Ratios to Average Net Assets:

Gross expenses

0.94
%(3)

0.80
%

1.06
%

0.83
%

0.80
%

0.83
%

Net expenses(4)(5)

0.55
(3)

0.55

0.55

0.55

0.55

0.55

Net investment income

4.29
(3)

2.76

0.82

0.70

1.24

3.25

(1)

For the six months ended June 30, 2006 (unaudited).

(2)

Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(3)

Annualized.

(4)

As a result of an expense limitation, the ratio of expenses to average net assets will not exceed 0.55%.

(5)

Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

20         Salomon Brothers
Investment Series 2006 Semi-Annual Report

Salomon Brothers Cash Management Fund

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Class O Shares

2006(1)

2005

2004

2003

2002

2001

Net Asset Value, Beginning of Period

$
1.000

$
1.000

$
1.000

$
1.000

$
1.000

$
1.000

Net investment income

0.021

0.028

0.009

0.007

0.013

0.035

Distributions from net investment income and net realized gains

(0.021
)

(0.028
)

(0.009
)

(0.007
)

(0.013
)

(0.035
)

Net Asset Value, End of Period

$
1.000

$
1.000

$
1.000

$
1.000

$
1.000

$
1.000

Total Return(2)

2.09
%

2.81
%

0.88
%

0.68
%

1.30
%

3.59
%

Net Assets, End of Period (000s)

$2,135

$2,121

$3,024

$3,688

$15,982

$5,816

Ratios to Average Net Assets:

Gross expenses

1.10
%(3)

2.17
%

1.06
%

1.96
%

0.80
%

0.83
%

Net expenses(4)(5)

0.55
(3)

0.55

0.55

0.55

0.55

0.55

Net investment income

4.17
(3)

2.74

0.87

0.70

1.25

3.43

(1)

For the six months ended June 30, 2006 (unaudited).

(2)

Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(3)

Annualized.

(4)

As a result of an expense limitation, the ratio of expenses to average net assets will not exceed 0.55%.

(5)

Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Salomon Brothers Investment Series 2006 Semi-Annual Report         21

Salomon Brothers New York Municipal Money Market Fund

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Class A Shares

2006(1)

2005

2004

2003

2002

2001

Net Asset Value, Beginning of Period

$
1.000

$
1.000

$
1.000

$
1.000

$
1.000

$
1.000

Net investment income

0.014

0.019

0.007

0.006

0.012

0.025

Distributions from net investment income

(0.014
)

(0.019
)

(0.007
)

(0.006
)

(0.012
)

(0.025
)

Net Asset Value, End of Period

$ 1.000

$ 1.000

$ 1.000

$ 1.000

$ 1.000

$ 1.000

Total Return(2)

1.39
%

1.89
%

0.75
%

0.65
%

1.20
%

2.50
%

Net Assets, End of Period (000s)

$3,494

$3,386

$4,016

$4,533

$6,400

$4,973

Ratios to Average Net Assets:

Gross expenses

0.48
%(3)

0.48
%

0.49
%

0.43
%

0.39
%

0.34
%

Net expenses

0.48
(3)(4)

0.48

0.47
(4)

0.41
(4)

0.35
(4)

0.34

Net investment income

2.80
(3)

1.85

0.74

0.56

1.19

2.49

(1)

For the six months ended June 30, 2006 (unaudited).

(2)

Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(3)

Annualized.

(4)

Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

22         Salomon Brothers
Investment Series 2006 Semi-Annual Report

Salomon Brothers New York Municipal Money Market Fund

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Class O Shares

2006(1)

2005

2004

2003

2002

2001

Net Asset Value, Beginning of Period

$
1.000

$
1.000

$
1.000

$
1.000

$
1.000

$
1.000

Net investment income

0.014

0.018

0.007

0.006

0.012

0.025

Distributions from net investment income

(0.014
)

(0.018
)

(0.007
)

(0.006
)

(0.012
)

(0.025
)

Net Asset Value, End of Period

$
1.000

$
1.000

$
1.000

$
1.000

$
1.000

$
1.000

Total Return(2)

1.40
%

1.86
%

0.75
%

0.65
%

1.20
%

2.50
%

Net Assets, End of Period (000s)

$59,789

$56,521

$72,079

$76,189

$104,082

$98,267

Ratios to Average Net Assets:

Gross expenses

0.47
%(3)

0.52
%

0.49
%

0.46
%

0.39
%

0.34
%

Net expenses

0.46
(3)(4)

0.52

0.47
(4)

0.41
(4)

0.35
(4)

0.34

Net investment income

2.80
(3)

1.80

0.73

0.63

1.20

2.51

(1)

For the six months ended June 30, 2006 (unaudited).

(2)

Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(3)

Annualized.

(4)

Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Salomon Brothers Investment Series 2006 Semi-Annual Report         23

Notes to Financial Statements (unaudited)

1.
Organization and Significant Accounting Policies

The Salomon
Brothers Cash Management Fund (“Cash Management Fund”) and Salomon Brothers New York Municipal Money Market Fund (“New York Municipal Money Market Fund”) (together the “Funds”) are separate investment funds of the
Salomon Brothers Investment Series Funds, the (“Series Funds”), a Maryland corporation, registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation.
Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Funds’ use of amortized cost is subject to their compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Security Transactions and Investment Income.
Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Funds’ policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(d) Distributions to Shareholders. Distributions from net investment income on the shares of each of the Funds are declared each business day to shareholders of record, and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Class Accounting. Investment income, common expenses and realized/unrealized gain
(loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

24         Salomon Brothers
Investment Series 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

(f) Expenses. Direct expenses are charged to the Funds that incurred them, and general expenses of the Investment Series are allocated to the Funds based on each Fund’s relative net assets.

(g) Federal and Other Taxes.
It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute substantially all of their income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements.

(h) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.
Investment Management Agreement and Other Transactions with Affiliates

For the period of this report, Salomon Brothers Asset Management Inc. (“SBAM”), an indirect wholly-owned subsidiary of Legg Mason, Inc., acted as the investment manager of the Funds. Under the investment management agreement, each Fund paid an investment management fee calculated at an annual rate of 0.25% of the Funds’ average daily net assets. This fee is calculated daily and paid monthly.

For the six months ended June 30, 2006, each class of shares of the Cash Management Fund had an expense limitation of 0.55%, which resulted in management fee waivers and expense reimbursements.

During the six months ended June 30, 2006, SBAM waived all of its investment management fee amounting to $25,923 and reimbursed expenses in the amount of $34,902 for the Salomon Brothers Cash Management Fund and waived a portion of its investment management fee amounting to $1,318 for the Salomon Brothers New York
Municipal Money Market Fund.

Citigroup Global Markets Inc. (“CGM”) and Legg Mason Investor Services, LLC (“LMIS”),
a wholly-owned broker-dealer subsidiary of Legg Mason, serve as co-distributors of the Funds.

For the six months ended June 30, 2006, LMIS
and its affiliates did not receive any sales charges or CDSCs.

Certain officers and one Director of the Funds are employees of Legg Mason or its affiliates and do not receive compensation from the Funds.

Salomon Brothers Investment Series 2006 Semi-Annual Report         25

Notes to Financial Statements (unaudited) (continued)

3.
Class Specific Expenses

For the six months ended
June 30, 2006, transfer agent fees and shareholder report expense totals were as follows:

Salomon Brothers Cash Management Fund

Transfer Agent Fees

Shareholder Reports Expenses

Class A

$
17,304

$
7,900

Class B

3,375

4,649

Class C

1,873

2,439

Class O

2,186

1,557

Total

$
24,738

$
16,545

Salomon Brothers New York Municipal Money Market Fund

Transfer Agent Fees

Shareholder Reports Expenses

Class A

$
452

$
655

Class O

6,472

9,177

Total

$
6,924

$
9,832

4.
Distributions to Shareholders by Class

Salomon Brothers Cash Management Fund

Six Months Ended June 30, 2006

Year Ended December 31, 2005

Net Investment Income

Class A

$
203,342

$
312,415

Class B

113,887

185,726

Class C

73,592

161,927

Class O

44,811

77,802

Total

$
435,632

$
737,870

Salomon Brothers New York Municipal Money Market Fund

Six Months Ended June 30, 2006

Year Ended December 31, 2005

Net Investment Income

Class A

$
47,243

$
72,276

Class O

829,022

1,152,959

Total

$
876,265

$
1,225,235

26         Salomon Brothers
Investment Series 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

5.
Capital Shares

At June 30, 2006, the Series Fund had
10,000,000,000 shares of authorized capital stock, with par value of $0.001 per share. Transactions in Fund shares, each at $1.00, for the periods indicated were as follows:

Salomon Brothers Cash Management Fund

Six Months Ended June 30, 2006

Year Ended December 31, 2005

Class A

Shares sold

9,740,769

22,641,950

Shares issued on reinvestment

175,213

254,527

Shares repurchased

(4,534,910
)

(21,530,608
)

Net Increase

5,381,072

1,365,869

Class B

Shares sold

2,420,410

4,623,483

Shares issued on reinvestment

103,020

152,992

Shares repurchased

(1,955,087
)

(5,462,986
)

Net Increase (Decrease)

568,343

(686,511
)

Class C

Shares sold

8,446,926

18,828,950

Shares issued on reinvestment

69,977

137,673

Shares repurchased

(1,244,332
)

(19,446,991
)

Net Increase (Decrease)

7,272,571

(480,368
)

Class O

Shares sold

4,059,021

29,934,729

Shares issued on reinvestment

39,885

65,213

Shares repurchased

(4,085,586
)

(30,902,422
)

Net Increase (Decrease)

13,320

(902,480
)

Salomon Brothers New York Municipal Money Market Fund

Class A

Shares sold

165,061

1,171,576

Shares issued on reinvestment

47,203

71,143

Shares repurchased

(104,069
)

(1,873,059
)

Net Increase (Decrease)

108,195

(630,340
)

Class O

Shares sold

31,111,307

48,246,081

Shares issued on reinvestment

779,011

1,096,058

Shares repurchased

(28,622,471
)

(64,899,757
)

Net Increase (Decrease)

3,267,847

(15,557,618
)

Because the Funds have
maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued in reinvestment of dividends declared, and share repurchased, is equal to the dollar amount shown in the Statements of Changes in Net Assets for the corresponding capital share transactions of each Fund.

Salomon Brothers Investment Series 2006 Semi-Annual Report         27

Notes to Financial Statements (unaudited) (continued)

6.
Capital Loss Carryforward

As of December 31, 2005, the Cash
Management Fund had a net capital loss carryforward of approximately $554, of which $11 expires in 2012 and $543 expires on December 31, 2013. These amounts will be available to offset like amounts of any future taxable gains.

7.
Regulatory Matters

On May 31, 2005, the U.S. Securities
and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management (“SBFM”) and CGM relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Affected Funds”).

The SEC order finds that SBFM and CGM willfully violated
Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed. SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million.
Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made.

The order also required that transfer agency fees received from the Affected Funds since
December 1, 2004 less certain expenses be placed in escrow and provided that a portion of

28         Salomon Brothers
Investment Series 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’
boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Fund’s Board selected a new transfer agent for the Fund. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order,
SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no
assurance, SBFM does not believe that this matter will have a material adverse effect on the Affected Funds.

These Funds are not one of
the Affected Funds and therefore did not implement the transfer agent arrangement described above and therefore have not received and will not receive any portion of the distributions.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

8.
Legal Matters

Beginning in August 2005, five class action
lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 7. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the advisor for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

On October 5, 2005, a motion to
consolidate the five actions and any subsequently-filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

As of the date of this report, the Fund’s investment manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Fund’s investment manager and it’s affiliates to continue to render services to the Funds under their respective contracts.

*  *  *

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM and a number of its then affiliates, including
SBFM and SBAM, which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board Members of the Defendant
Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay

Salomon Brothers Investment Series 2006 Semi-Annual Report         29

Notes to Financial Statements (unaudited) (continued)

excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the
Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated
amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1)
finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested (including Salomon Brothers Investment Series Cash Management Fund and New York Municipal Money Market Fund)
and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining
Defendants, with prejudice, except for the cause of action under Section 36(b) of the Investment Company Act, which the court granted plaintiffs leave to repeal as a derivative claim.

9.
Other Matters

On September 16, 2005, the staff of the
SEC informed SBFM and SBAM that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the Investment Company Act (and related Rule
19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule
19a-1 of the Investment Company Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/ or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

Although there can be no assurance, SBAM believes that this matter is not likely to have a material adverse effect on the Fund.

10.
Subsequent Events

The Board has determined that the
termination of the Cash Management Fund is in the best interest of the Funds shareholders and has authorized liquidation of the Fund’s assets. The Fund’s assets were liquidated on August 18, 2006.

30         Salomon Brothers
Investment Series 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

The Board has also approved a reorganization pursuant to which the New York Muni Money
Market Fund’s assets would be acquired, and its liabilities assumed by the New York Money Market Portfolio (the “Acquiring Fund”), in exchange for shares of the Acquiring Fund. The New York Muni Money Market Fund would then be liquidated, and shares of the Acquiring Fund would be distributed to New York Muni Money Market Fund shareholders.

Under the
reorganization, Fund shareholders would receive shares of the Acquiring Fund with the same aggregate net asset value as their shares of the New York Muni Money Market Fund. It is anticipated that as a result of the reorganization, New York Muni
Money Market Fund shareholders would recognize no gain or loss for Federal income tax purposes. The reorganization is subject to the satisfaction of certain conditions, including approval by Fund shareholders.

Proxy materials describing the reorganization are expected to be sent to Fund shareholders later in 2006. If Fund shareholders approve the reorganization, it is expected to occur during the first quarter of 2007.

The Funds’ Board has approved the appointment of Legg Mason Partners Fund
Advisor, LLC (“LMPFA”) as each Fund’s investment manager effective August 1, 2006. The Funds’ Board has also approved the appointment of Western Asset Management Company (“Western Asset”) as each
Fund’s subadviser effective August 1, 2006. The portfolio managers who are responsible for the day-to-day management of the Funds remain the same immediately prior to and immediately after the date of these changes. LMPFA and
Western Asset are wholly-owned subsidiaries of Legg Mason.

LMPFA will provide administrative and certain oversight services to the
Funds. LMPFA will delegate to the subadviser the day-to-day portfolio management of the Funds. The Funds’ investment management fee will remain unchanged. For its services, LMPFA will pay Western Asset 70% of the net management fee that it receives from the Funds.

The Funds’ Board has also approved certain share class modifications which, among other things, will standardize share class features for all funds in the fund complex. The features standardized include such things as sales loads, distribution charges and other costs. These modifications are expected to be implemented during the fourth quarter of 2006.

The Funds’ Board has also approved a number of other initiatives designed to streamline and restructure the fund complex, and has authorized seeking shareholder approval for those initiatives where shareholder approval is required.

As a result, New
York Muni Money Market Fund shareholders will be asked to elect a new Board, approve matters that will result in the Fund being grouped for organizational and governance purposes with other funds in the fund complex, and domicile the Fund as a
Maryland business trust, with all funds operating under uniform charter documents. New York Muni Money Market Fund shareholders also will be asked to approve investment matters, including standardized fundamental investment policies.

Proxy materials describing these matters are expected to be sent to New York Muni Money Market Fund shareholders later in 2006. If shareholder approval is obtained, these matters generally are expected to be implemented during the first quarter of 2007.

Salomon Brothers Investment Series 2006 Semi-Annual Report         31

Notes to Financial Statements (unaudited) (continued)

11.
Recent Accounting Pronouncement

During June 2006, the
Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes - an interpretation of FASB statement 109. FIN 48 supplements FASB Statement 109 by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for this Fund will be January 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that FIN 48 will have on the financial statements.

32         Salomon Brothers
Investment Series 2006 Semi-Annual Report

Board Approval of Management and Subadvisory Agreements (unaudited)

At a meeting held in person on June 26, 2006, each Fund’s Board, including a majority of the
Board Members who are not “interested persons” of any Fund or Legg Mason Partners Fund Advisor, LLC (the “Manager”) or any sub-investment adviser or proposed sub-investment adviser as defined in the Investment Company Act of
1940, as amended (the “1940 Act”) (the “Independent Board Members”), approved a new management agreement (the “New Management Agreement”) between each Fund and the Manager. Each Fund’s Board, including a majority of the Independent Board Members, also approved one or more new subadvisory agreements between the Manager and Western Asset Management Company (the “Subadviser”) (each a “New Subadvisory Agreement”). Each New Management
Agreement and each New Subadvisory Agreement replaced each Fund’s prior management agreement with SBAM and were entered into in connection with an internal reorganization of the Manager’s, the prior manager’s and the Subadviser’s parent organization, Legg Mason. In approving each New Management Agreement and each New Subadvisory Agreement, each Board, including the Independent Board Members, considered the factors discussed below, among other things.

The Board noted that the Manager will provide administrative and certain oversight services to each Fund, and that the Manager will delegate to the
Subadviser the day-to-day portfolio management of each Fund. The Board Members reviewed the qualifications, backgrounds and responsibilities of the senior personnel that will provide oversight and general management services and the portfolio management team that would be primarily responsible for the day-to-day management of the Fund. The Board Members noted that the portfolio management team was expected to be the same as then managing each Fund.

The Board Members received and considered information regarding the nature, extent and quality of services expected to be provided to each Fund by the
Manager under each New Management Agreement and by the Subadviser under each New Subadvisory Agreement. The Board Members’ evaluation of the services expected to be provided by the Manager and the Subadviser took into account the Board
Members’ knowledge and familiarity gained as Fund Board Members, including as to the scope and quality of Legg Mason’s investment management and other capabilities and the quality of its administrative and other services. The Board Members considered, among other things, information and assurances provided by Legg Mason as to the operations, facilities and organization of the Manager and the Subadviser and the qualifications, backgrounds and responsibilities of their senior personnel.
The Board Members further considered the financial resources available to the Manager, the Subadviser and Legg Mason. The Board Members concluded that, overall, the nature, extent and quality of services expected to be provided under each New
Management Agreement and each New Subadvisory Agreement were acceptable.

The Board Members also received and considered performance
information for each Fund as well as comparative information with respect to a peer group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board
Members were provided with a description of the methodology Lipper used to determine the similarity of each Fund to the funds included

Salomon Brothers Investment Series         33

Board Approval of Management and Subadvisory Agreements (unaudited) (continued)

in the Performance Universe. The Board Members noted that they had received and discussed with management, at periodic intervals, information comparing each
Fund’s performance against, among other things, its benchmarks. Based on the Board Members’ review, which included careful consideration of the factors noted above, the Board Members concluded that the performance of each Fund, under the circumstances, supported approval of each New Management Agreement and each New Subadvisory Agreement.

The Board Members reviewed and
considered the management fee that would be payable by each Fund to the Manager in light of the nature, extent and quality of the management services expected to be provided by the Manager, including the fee waiver and/or expense reimbursement arrangements currently in place. Additionally, the Board Members received and considered information comparing each Fund’s management fee and overall expenses with those of comparable funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board Members also reviewed and considered the subadvisory fee that would be payable by the Manager to the Subadviser in light of the nature, extent and quality of the management services expected to be provided by the Subadviser. The Board Members noted that the Manager, and not each Fund, will pay the subadvisory fee to the Subadviser. The Board Members determined that each Fund’s management fee and each Fund’s subadvisory fee were reasonable in light of the nature, extent and quality of the services expected to be provided to the Fund under each New Management Agreement and each New Subadvisory Agreement.

The Board Members received and considered a pro-forma profitability analysis of Legg Mason and its affiliates in providing services to each Fund, including information with respect to the allocation methodologies used in preparing the profitability data. The Board Members recognized that Legg Mason may realize economies of scale based on its internal reorganization and synergies of operations. The Board Members noted that it was not possible to predict with a high degree of confidence how Legg Mason’s and its affiliates’ profitability would be affected by its internal reorganization and by other factors including potential economies of scale, but that based on their review of the pro forma profitability analysis, their most recent prior review of the profitability of the predecessor manager and its affiliates from their relationship with each Fund and other factors considered, they determined that each management fee was reasonable. The Board Members noted that they expect to receive profitability information on an annual basis.

In their deliberations, the Board Members also considered, and placed significant importance on, information that had been received and conclusions that had been reached by each Board in connection with each Board’s most recent approval of each Fund’s prior management agreement, in addition to information provided in connection with each Board’s evaluation of the terms and conditions of each New Management Agreement and each New Subadvisory Agreement.

The Board Members considered Legg Mason’s advice and the advice of its counsel that each New Management Agreement and each New Subadvisory Agreement were being entered into in connection with an internal reorganization within Legg Mason, that did not involve an actual change of control or management. The Board
Members further

34         Salomon Brothers
Investment Series

Board Approval of Management and Subadvisory Agreements (unaudited) (continued)

noted that the terms and conditions of each New Management Agreement are substantially identical to those of each Fund’s previous management agreement except for the identity of the Manager, and that the initial term of each New Management Agreement (after which it will continue in effect only if such continuance is specifically approved at least annually by each Board, including a majority of the
Independent Board Members) was the same as that under each prior management agreement.

In light of all of the foregoing, each Board,
including its Independent Board Members, approved each New Management Agreement and each New Subadvisory Agreement. No single factor reviewed by the Board Members was identified as the principal factor in determining whether to approve each New
Management Agreement and each New Subadvisory Agreement. The Independent Board Members were advised by separate independent legal counsel throughout the process. The Independent Board Members also discussed the proposed approval of each New
Management Agreement and each New Subadvisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager or Subadviser were present.

Salomon Brothers Investment Series         35

Salomon Brothers Investment Series

Salomon Brothers Cash Management Fund

Salomon Brothers New York Municipal Money Market Fund

DIRECTORS Carol L. Colman Daniel P. Cronin Leslie H. Gelb R. Jay Gerken, CFA Chairman William R. Hutchinson Dr. Riordan Roett Jeswald W. Salacuse

INVESTMENT MANAGER

Legg Mason Partners Fund Advisor, LLC

SUBADVISER

Western Asset Management Company

DISTRIBUTORS

Citigroup Global Markets Inc.

Legg Mason Investor Services, LLC

CUSTODIAN

State Street Bank and Trust Company

TRANSFER AGENT

PFPC Inc.

4400 Computer Drive

Westborough,
Massachusetts
01581

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG
LLP

345 Park Avenue

New York, New York 10154

This report is submitted for the general information of the shareholders of Salomon Brothers Investment Series and is not for use with the general public.

This report must be preceded or accompanied by a free prospectus. Investors should consider the
Funds’ investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Funds. Please read the prospectus carefully before investing.

www.leggmason.com/InvestorServices

©2006 Legg Mason Investor Services, LLC

Member NASD, SIPC

SAM0899 6/06 SR06-128

Salomon Brothers Investment Series

Salomon Brothers Cash Management Fund

Salomon Brothers New York Municipal Money Market Fund

The Funds are separate investment funds of the Salomon Brothers Investment Series, a Maryland corporation.

Each Fund files its complete schedule of portfolio holdings with Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Funds, shareholders can call 1-800-446-1013.

Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ended June 30 and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-446-1013, (2) on the Funds’ website at
www.leggmason.com/InvestorServices and (3) on the SEC’s website at www.sec.gov.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule
30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)
Not applicable.

(b)
Attached hereto.

Exhibit 99.CERT

Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Salomon Brothers Series Funds Inc.

By:

/s/ R. Jay Gerken

(R. Jay Gerken)

Chief Executive Officer of

Salomon Brothers Series Funds Inc.

Date: September 8, 2006

Pursuant to the requirements of the Securities Exchange Act of
1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ R. Jay Gerken

(R. Jay Gerken)

Chief Executive Officer of

Salomon Brothers Series Funds Inc.

Date: September 8, 2006

By:

/s/ Frances M. Guggino

(Frances M. Guggino)

Chief Financial Officer of

Salomon Brothers Series Funds Inc.

Date: September 8, 2006